UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [ ]; Amendment Number: ______
  This Amendment (Check only one.):         [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Tennenbaum Capital Partners, LLC
Address:          2951 28th Street, Suite 1000
                  Santa Monica, California 90405

Form 13F File Number: 28-11240

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Hugh Steven Wilson
Title:   Managing Partner
Phone:   (310) 566-1000

Signature, Place, and Date of Signing:

/s/ Hugh Steven Wilson        Santa Monica, California        November 14, 2005
--------------------------    ----------------------------    ------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     25

Form 13F Information Table Value Total:     $313,747
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

                                                             VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS      CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED  NONE
       --------------          --------------      -----    --------   -------  --- ---- ---------- --------    ----    ------  ----
AMAZON COM INC                 NOTE 4.750% 2/0   023135AF3     1950     2000000 PR       SOLE                 2000000
AMGEN INC NOTE 3/0             NOTE 3/0          031162AL4     7863    10000000 PR       SOLE                10000000
ATMEL CORP                     SDCV 5/2          049513AE4     8836    18750000 PR       SOLE                18750000
BALLY TOTAL FITNESS HLDG COR   COM               05873K108     4005 (1) 1192943 SH       SOLE                 1192943
CENTERPOINT ENERGY INC         NOTE 2.875% 1/1   15189TAL1     8951     7500000 PR       SOLE                 7500000
CIENA CORP                     NOTE 3.750% 2/0   171779AA9    17895    19665000 PR       SOLE                19665000
FINISAR                        NOTE 2.500%10/1   31787AAF8    15179    17840000 PR       SOLE                17840000
GENERAL MLS INC                DBCV 10/2         370334AU8     2133     3000000 PR       SOLE                 3000000
GENERAL MTRS CORP              DEB SR CONV A     370442741     8218     3445000 SH       SOLE                 3445000
GLOBESPAN INC                  NOTE 5.250% 5/1   379571AB8    25675    26000000 PR       SOLE                26000000
GUIDANT CORP                   COM               401698105    13434      195000 SH       SOLE                  195000
GUILFORD PHARMACEUTICALS INC   NOTE 5.000% 7/0   401829AB2     7695     7818000 PR       SOLE                 7818000
I2 TECHNOLOGIES INC            NOTE 5.250%12/1   465754AF6     8181     8250000 PR       SOLE                 8250000
INVITROGEN CORP                NOTE 2.250%12/1   46185RAD2     8479     8500000 PR       SOLE                 8500000
JDA SOFTWARE GROUP INC         COM               46612K108     8363      550900 SH       OTHER                          550900
JDS UNIPHASE CORP              NOTE 11/1         46612JAB7     8463    10000000 PR       SOLE                10000000
MANUGISTICS GROUP INC          NOTE 5.000%11/0   565011AB9     1777     1900000 PR       SOLE                 1900000
MEDTRONIC INC                  DBCV 1.250% 9/1   585055AD8     9986    10000000 PR       SOLE                10000000
METALS USA INC                 COM NEW           591324207     6564      320800 SH       SOLE                  320800
PARTY CITY CORP                COM               702145103    53407     3156420 SH       SOLE                 3156420
PEMCO AVIATION INC             COM               706444106    15198      675750 SH       SOLE                  675750
RURAL / METRO CORP             COM               781748108     6937      783813 SH       SOLE                  783813
TERAYON COMMUNICATION SYS      NOTE 5.000% 8/0   880775AC5    12995    13513000 PR       SOLE                13513000
UTSTARCOM INC                  NOTE 0.875% 3/0   918076AB6     3645     4569000 PR       SOLE                 4569000
WATER PIK TECHNOLOGIES INC     COM               94113U100    47918     2360485 SH       SOLE                 2360485

Note to Form 13F Information Table

(1) The value of the Bally Total Fitness Holding Corp. common stock is reduced by a haircut due to restrictions on a portion of the holdings.